Disclosure of temporary difference, and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 346,230	$ 498,067
Tax effect [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	72,136	108,971
Non-capital losses [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	210,071	203,529
Non-capital losses [Member] | Tax effect [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	53,360	51,885
Capital losses [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	130,612	2,555
Capital losses [Member] | Tax effect [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	17,306	339
Share issuance costs [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	3,878	5,906
Share issuance costs [Member] | Tax effect [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,028	1,565
Accrued liabilities and other [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,669	1,138
Accrued liabilities and other [Member] | Tax effect [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	442	302
Resource and equipment tax pools [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	162,143
Resource and equipment tax pools [Member] | Tax effect [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	44,442
Ontario Mining tax [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	122,796
Ontario Mining tax [Member] | Tax effect [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 0	$ 10,438